Investment Strategy - Horizon Kinetics Texas ETF	Jan. 21, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in the equity securities of Texas companies. Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in securities of Texas companies.
The Fund’s investment adviser, Horizon Kinetics Asset Management LLC (the “Adviser”), generally considers a company to be a Texas company if it meets one or more of the following criteria: (i) it is organized as a Texas entity (i.e., Texas-domiciled corporations, trusts, limited liability companies, etc.), (ii) it conducts a large portion of its business in Texas (i.e., it derives at least 50% of its business or investment revenues within Texas), or (iii) it maintains its corporate headquarters within Texas.
The Fund’s investments in equity securities are generally expected to include, without limitation, common and preferred stock, ownership units of publicly traded master limited partnerships (“MLPs”), units of real estate investment trusts (“REITs”), depositary receipts and other equity-related instruments (primarily convertible bonds). The Fund’s MLP investments may include MLPs structured as limited partnerships (“LPs”) or limited liability companies (“LLCs”) that are taxable as partnerships. While the Fund may invest in equity securities of MLPs, the Fund will limit its investment in MLPs, or other companies taxed as partnerships, in order to comply with applicable tax diversification rules. The Fund will not invest in General Partnerships (“GPs”).
The Adviser seeks to identify companies it believes are positioned to benefit from Texas’s long-term economic expansion and the drivers of such growth. Such companies may include, for example, oil exploration and production companies, energy and natural resources companies, companies in manufacturing and industrial production, business and financial services companies, as well as technology, water-related (e.g., water supply, water transport, water handling, water disposal, water treatment, and water storage), real property, agriculture, and transportation companies. The Adviser’s research and analysis seeks to identify companies that it believes are well-positioned to benefit from trends in Texas, principally resulting from its growing population and recent tax and legal changes the Adviser believes are favorable for growth. The Adviser expects to sell portfolio holdings when it determines that a security no longer fits this investment thesis, becomes less attractively valued, or when superior opportunities are identified.
The Fund’s portfolio generally will include the securities of approximately 20 to 60 issuers and may range from small- to large-capitalization companies. Although the Fund expects that most portfolio securities will be from Texas companies, the Fund may also invest 20% of its assets in equities of non-Texas companies.
The Fund’s investment strategy may dictate that the Fund’s holdings will be represented in multiple sectors that will vary at different points in time, and may result in a substantial focus in one or more sectors from time to time. The Fund will concentrate in the securities of companies in the Oil, Gas & Consumable Fuels Industry and Energy Equipment & Services Industry within the Energy Sector, as classified by the Global Industry Classification Standard.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Strategy Portfolio Concentration [Text]	Although the Fund expects that most portfolio securities will be from Texas companies, the Fund may also invest 20% of its assets in equities of non-Texas companies.